UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21131

 NAME OF REGISTRANT:                     John Hancock Preferred Income
                                         Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 601 Congress Street
                                         Boston, MA 02210

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Gordon M. Shone
                                         601 Congress Street
                                         Boston, MA 02210

 REGISTRANT'S TELEPHONE NUMBER:          617-663-3000

 DATE OF FISCAL YEAR END:                07/31

 DATE OF REPORTING PERIOD:               07/01/2007 - 06/30/2008


127340 John Hancock Funds Preferred Income Fund
--------------------------------------------------------------------------------------------------------------------------
 GREAT PLAINS ENERGY INCORPORATED                                                            Agenda Number:  932767621
--------------------------------------------------------------------------------------------------------------------------
        Security:  391164100
    Meeting Type:  Special
    Meeting Date:  10-Oct-2007
          Ticker:  GXP
            ISIN:  US3911641005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF THE ISSUANCE OF SHARES OF GREAT               Mgmt          For                            For
       PLAINS ENERGY INCORPORATED COMMON STOCK AS
       CONTEMPLATED BY THE AGREEMENT AND PLAN OF MERGER,
       DATED AS OF FEBRUARY 6, 2007, BY AND AMONG
       AQUILA, INC., GREAT PLAINS ENERGY INCORPORATED,
       GREGORY ACQUISITION CORP. AND BLACK HILLS CORPORATION,
       INCLUDING ALL EXHIBITS AND SCHEDULES THERETO.

02     APPROVAL OF AUTHORITY OF THE PROXY HOLDERS TO             Mgmt          For                            For
       VOTE IN FAVOR OF A MOTION TO ADJOURN THE MEETING
       FOR THE PURPOSE OF SOLICITING ADDITIONAL PROXIES.




--------------------------------------------------------------------------------------------------------------------------
 GREAT PLAINS ENERGY INCORPORATED                                                            Agenda Number:  932834888
--------------------------------------------------------------------------------------------------------------------------
        Security:  391164100
    Meeting Type:  Annual
    Meeting Date:  06-May-2008
          Ticker:  GXP
            ISIN:  US3911641005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       D.L. BODDE                                                Mgmt          For                            For
       M.J. CHESSER                                              Mgmt          For                            For
       W.H. DOWNEY                                               Mgmt          For                            For
       M.A. ERNST                                                Mgmt          For                            For
       R.C. FERGUSON, JR.                                        Mgmt          For                            For
       L.A. JIMENEZ                                              Mgmt          For                            For
       J.A. MITCHELL                                             Mgmt          For                            For
       W.C. NELSON                                               Mgmt          For                            For
       L.H. TALBOTT                                              Mgmt          For                            For
       R.H. WEST                                                 Mgmt          For                            For

02     RATIFICATION OF APPOINTMENT OF DELOITTE & TOUCHE          Mgmt          For                            For
       LLP AS INDEPENDENT AUDITORS FOR 2008.




--------------------------------------------------------------------------------------------------------------------------
 SOUTHERN UNION COMPANY                                                                      Agenda Number:  932861140
--------------------------------------------------------------------------------------------------------------------------
        Security:  844030106
    Meeting Type:  Annual
    Meeting Date:  13-May-2008
          Ticker:  SUG
            ISIN:  US8440301062
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       GEORGE L. LINDEMANN                                       Mgmt          For                            For
       MICHAL BARZUZA                                            Mgmt          For                            For
       DAVID BRODSKY                                             Mgmt          For                            For
       FRANK W. DENIUS                                           Mgmt          For                            For
       KURT A. GITTER, M.D.                                      Mgmt          For                            For
       HERBERT H. JACOBI                                         Mgmt          For                            For
       ADAM M. LINDEMANN                                         Mgmt          For                            For
       THOMAS N. MCCARTER, III                                   Mgmt          For                            For
       GEORGE ROUNTREE, III                                      Mgmt          For                            For
       ALLAN D. SCHERER                                          Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS       Mgmt          For                            For
       LLP AS SOUTHERN UNION'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING
       DECEMBER 31, 2008.




--------------------------------------------------------------------------------------------------------------------------
 TECO ENERGY, INC.                                                                           Agenda Number:  932838266
--------------------------------------------------------------------------------------------------------------------------
        Security:  872375100
    Meeting Type:  Annual
    Meeting Date:  30-Apr-2008
          Ticker:  TE
            ISIN:  US8723751009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: DUBOSE AUSLEY                       Mgmt          For                            For

1B     ELECTION OF DIRECTOR: JAMES L. FERMAN, JR.                Mgmt          For                            For

1C     ELECTION OF DIRECTOR: JOHN B. RAMIL                       Mgmt          For                            For

1D     ELECTION OF DIRECTOR: PAUL L. WHITING                     Mgmt          For                            For

02     RATIFICATION OF THE CORPORATION'S INDEPENDENT             Mgmt          For                            For
       AUDITOR




--------------------------------------------------------------------------------------------------------------------------
 WACHOVIA PREFERRED FUNDING CORP.                                                            Agenda Number:  932861621
--------------------------------------------------------------------------------------------------------------------------
        Security:  92977V206
    Meeting Type:  Annual
    Meeting Date:  12-May-2008
          Ticker:  WNAPR
            ISIN:  US92977V2060
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JAMES E. ALWARD                                           Mgmt          For                            For
       JOEL J. GRIFFIN                                           Mgmt          For                            For
       CHARLES F. JONES                                          Mgmt          For                            For
       G. KENNEDY THOMPSON                                       Mgmt          For                            For



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         John Hancock Preferred Income Fund
By (Signature)       /s/ Keith F. Hartstein
Name                 Keith F. Hartstein
Title                President
Date                 08/29/2008